Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 12 - TAXES ON INCOME:

a.	Tax rates applicable to the Company and subsidiaries:

The Company and all subsidiaries based in Israel - Gix Internet, Eventer, Fuel Doctor, Jeffs’ Brands and Viewbix Ltd. are taxed according to Israeli tax law, where the corporate tax rate is 23% for the years 2023, 2022 and 2021.

Gix Media and Cortex are recognized as a “Preferred-Technology Enterprise” in accordance with Section 51 of the Encouragement of Capital Investments Law, 1959 and are taxed at a reduced corporate tax rate of 12% for the years 2023, 2022 and 2021.

Viewbix Inc. and all subsidiaries of Jeffs’ Brands based in the U.S. - Smart Pro, Jeffs’ Brands Holdings and Fort US, are taxed according to U.S. tax laws. On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

Fort Products Ltd. is taxed according to U.K. tax laws. The U.K. corporate tax rate is 19%.

b.	Final tax assessments:

As of December 31, 2023, the Company had a final tax assessment for all tax year up to the year ended December 31, 2018.

As of December 31, 2023, Gix Internet had a final tax assessment for all tax year up to the year ended December 31, 2017. Gix Media had a final tax assessment for all tax year up to the year ended December 31, 2020. Cortex had a final tax assessment for all tax year up to the year ended December 31, 2017. Viewbix Ltd. had a final tax assessment for all the tax years up to the year ended December 31, 2017.

As of December 31, 2023, Eventer had a final tax assessment for all tax year up to the year ended December 31, 2018.

c.	Deferred taxes are comprised of the following components:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Deferred taxes are comprised of the following components:

	As of December 31	As of December 31
	2023	2022
	USD in thousands
Deferred tax assets
Deferred research and development expenses	77	261
Intangible assets	168	110
Employee compensation and benefits	28	13
Accrued severance pay	-	13

Total deferred tax assets	273	397

Deferred tax liabilities:
Intangible assets associated with business combinations	1,465	1,817
Total deferred tax liabilities	1,465	1,817

d.	Tax expense (benefit) included in the consolidated statements of income/loss and other comprehensive income/loss for the periods presented:

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Current tax expenses	319	813	94
Tax benefit in respect of prior years	(160)	(82)	-
Deferred tax expenses (income)	(233)	(620)	11
Taxe expense (benefit)	(74)	111	105

e.	Available carryforward tax losses:

	December 31, 2023	December 31, 2022
	USD in thousands
Xylo Technologies	65,000	60,000
Eventer	2,945	3,300
Charging Robotics	-	574
Fuel Doctor	905	-
GERD IP	3,089	2,124
Jeffs’ Brands	6,418	1,217
Gix Internet	18,971	18,471

The Group has not recorded deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

f.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

The following is reconciliation between the “theoretical” tax, which would apply to the Group if all of its income were taxed at the regular rate applicable to the Company in Israel and the amount of tax reflected in the consolidated statements of loss and other comprehensive loss for the reported year:

	2023	2022	2021
	USD in thousands
Income (Loss) before taxes on income	(21,806)	(10,097)	4,151
Theoretical tax rate	23%	23%	23%
Theoretical tax expense (benefit)	(5,015)	(2,322)	955
Disallowed deductions (tax exempt income):
Change in fair value of assets and liabilities measured at fair value through profit or loss	862	(38)	(275)
Share-based compensation	178	183	539
Amortization of excess purchase price of an associate	-	-	60
Profit recognized upon deconsolidation	-	-	(2,678)
Profit recognized upon first time consolidation	-	(529)	-
Non-deductible expenses	547	723	-
Equity losses	945	611	494
Net loss from derecognition of investments accounted for using the equity method upon loss of significant influence	513	-	-
Different tax rates applicable to subsidiaries	(46)	(360)	(85)
Tax benefits in respect of prior years	29	(84)	-
Other	95	17	-
Tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	1,818	1,910	1,095
Tax expense (benefit)	(74)	111	105